Overview and Summary of Significant Accounting Policies - Changes on the Presentation of Operating Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction expense	$ 5,581	$ 4,419	$ 3,346
Transaction and loan losses	1,274	1,011	1,088
Customer support and operations	1,407	1,265	1,158
Sales and marketing	1,314	1,142	966
Product development	0	0	0
Technology and development	1,831	1,740	1,547
General and administrative	1,541	1,258	1,151
Depreciation and amortization	0	0	0
Restructuring and other charges	309	132	0
Total operating expenses	13,257	10,967	9,256
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction expense	5,581	4,419	3,346
Transaction and loan losses	1,274	1,011	1,088
Customer support and operations	1,482	1,364	1,267
Sales and marketing	1,313	1,128	969
Product development	1,071	953	834
Technology and development	0	0	0
General and administrative	1,451	1,155	1,028
Depreciation and amortization	776	805	724
Restructuring and other charges	309	132
Total operating expenses	13,257	10,967	9,256
Adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction expense	0	0	0
Transaction and loan losses	0	0	0
Customer support and operations	(75)	(99)	(109)
Sales and marketing	1	14	(3)
Product development	(1,071)	(953)	(834)
Technology and development	1,831	1,740	1,547
General and administrative	90	103	123
Depreciation and amortization	(776)	(805)	(724)
Restructuring and other charges	0	0
Total operating expenses	$ 0	$ 0	$ 0